CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,256,142)	$ (1,101,248)	$ (10,243,396)	$ (7,219,626)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation expense	1,842	1,300	6,022	2,782
Loss on conversion of debt and accrued expenses			329,526
Depreciation and amortization			70,929	14,805
Bad debt expense				114,829
Debt discount amortization	562,923		276,257
Loss on acquisition of Appointment.com				853,955
Impairment expense	1,721,760		1,721,760	1,725,009
Imputed interest	12,125	10,350	66,257	19,040
Stock based compensation	436,406	346,071	3,524,123	2,455,587
Changes in operating assets and liabilities:
Accounts receivable	706	17,692	13,520	(102,014)
Prepaid expenses	24,762	(27,013)	35,893	(104,186)
Accounts payable	88,123	(17,925)	40,544	91,331
Accounts payable - related parties	428,407	(765)	447,512	(131,835)
Accrued expenses	7,331	(20,000)
Accrued expenses - related parties			428,845	158,565
Deferred revenue		155,613	(20,000)	190,000
Domain marketing development obligation	46,963		145,906
Digital currencies	(15,882)
Net cash used in operating activities	(662,436)	(635,925)	(3,162,324)	(1,934,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from sale of digital currencies	98,656
Cash paid for equipment		(26,423)
Cash paid for office equipment			(26,158)
Cash paid for domain names				(69,500)
Cash received from Comencia acquisition			11,989
Cash received from Reserve				34,256
Cash received from Appointment.com				2,240
Cash paid for Congo acquisition			(125,000)
Cash paid for Cloud.Market				(7,500)
Net cash used in investing activities	98,656	(26,423)	(139,169)	(40,504)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from convertible note			735,000
Borrowings from promissory note			450,000
Payments on promissory note	(40,000)		(30,000)
Proceeds from issuance of common stock	566,950	162,500	1,662,732	2,377,950
Net cash provided by financing activities	526,950	162,500	2,817,732	2,377,950
Foreign currency translation adjustment	(1,376)	3,528	3,230	1,868
Net change in cash and cash equivalents	(38,206)	(496,320)	(480,531)	404,774
Cash and cash equivalents, beginning of year	58,712	539,243	539,243	134,469
Cash and cash equivalents, end of year	20,506	42,923	58,712	539,243
Non-Cash Transactions:
Issuance of common stock for domain names				154,740
Issuance of common stock for stock payable	1,828,200	1,506,250	2,559,061
Beneficial conversion feature			450,246
Debt discount from warrants			450,000
Conversion of debt to common stock	1,067,528		210,000
Conversion of accrued expenses to stock			$ 121,986
Stock issued for digital currencies	1,659,000
Loss on digital currencies	196,070
Stock cancelled for sale of prepaid domains	3,000
Finders fee for stock issued	$ 1,000